Market risk - Market Risk Sensitivity (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Up 25bps
Disclosure of credit risk exposure [line items]
Total	£ 14,200.0	£ 1,700.0
Up 25bps | Year 1
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	106.0	114.0
Up 25bps | Year 2
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	182.0	167.0
Up 25bps | Year 3
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	322.0	277.0
Down 25bps
Disclosure of credit risk exposure [line items]
Total	(18,500.0)	(5,400.0)
Down 25bps | Year 1
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(127.0)	(146.0)
Down 25bps | Year 2
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(185.0)	(168.0)
Down 25bps | Year 3
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(326.0)	(278.0)
Up 100Bps
Disclosure of credit risk exposure [line items]
Total	55,600.0	6,800.0
Down 100 Bps
Disclosure of credit risk exposure [line items]
Total	(76,000.0)	(22,200.0)
Steepener £m
Disclosure of credit risk exposure [line items]
Total	4.7	(16.3)
Flattener £m
Disclosure of credit risk exposure [line items]
Total	(16.0)	6.0
Up 50Bps | Year 1
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	211.0	227.0
Up 50Bps | Year 2
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	362.0	333.0
Up 50Bps | Year 3
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	642.0	555.0
Down 50Bps | Year 1
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(252.0)	(294.0)
Down 50Bps | Year 2
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(372.0)	(338.0)
Down 50Bps | Year 3
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(655.0)	(557.0)
Sterling £bn | Up 25bps
Disclosure of credit risk exposure [line items]
Total	21,600.0	5,800.0
Sterling £bn | Down 25bps
Disclosure of credit risk exposure [line items]
Total	(21,800.0)	(5,900.0)
Sterling £bn | Up 100Bps
Disclosure of credit risk exposure [line items]
Total	84,600.0	22,400.0
Sterling £bn | Down 100 Bps
Disclosure of credit risk exposure [line items]
Total	(89,300.0)	(24,500.0)
Sterling £bn | Steepener £m
Disclosure of credit risk exposure [line items]
Total	7.2	(1.0)
Sterling £bn | Flattener £m
Disclosure of credit risk exposure [line items]
Total	(8.2)	(0.4)
US dollar £bn | Up 25bps
Disclosure of credit risk exposure [line items]
Total	(1,800.0)	(1,200.0)
US dollar £bn | Down 25bps
Disclosure of credit risk exposure [line items]
Total	1,800.0	1,300.0
US dollar £bn | Up 100Bps
Disclosure of credit risk exposure [line items]
Total	(7,100.0)	(4,800.0)
US dollar £bn | Down 100 Bps
Disclosure of credit risk exposure [line items]
Total	7,400.0	5,200.0
US dollar £bn | Steepener £m
Disclosure of credit risk exposure [line items]
Total	2.7	(1.2)
US dollar £bn | Flattener £m
Disclosure of credit risk exposure [line items]
Total	(2.6)	1.3
Euro £bn | Up 25bps
Disclosure of credit risk exposure [line items]
Total	(4,000.0)	(1,900.0)
Euro £bn | Down 25bps
Disclosure of credit risk exposure [line items]
Total	(100.0)	(1,800.0)
Euro £bn | Up 100Bps
Disclosure of credit risk exposure [line items]
Total	(15,400.0)	(7,100.0)
Euro £bn | Down 100 Bps
Disclosure of credit risk exposure [line items]
Total	(600.0)	(7,400.0)
Euro £bn | Steepener £m
Disclosure of credit risk exposure [line items]
Total	(8.5)	(11.6)
Euro £bn | Flattener £m
Disclosure of credit risk exposure [line items]
Total	(1.9)	2.0
Other currencies £bn | Up 25bps
Disclosure of credit risk exposure [line items]
Total	(1,600.0)	(1,000.0)
Other currencies £bn | Down 25bps
Disclosure of credit risk exposure [line items]
Total	1,600.0	1,000.0
Other currencies £bn | Up 100Bps
Disclosure of credit risk exposure [line items]
Total	(6,500.0)	(3,700.0)
Other currencies £bn | Down 100 Bps
Disclosure of credit risk exposure [line items]
Total	6,500.0	4,500.0
Other currencies £bn | Steepener £m
Disclosure of credit risk exposure [line items]
Total	3.3	(2.5)
Other currencies £bn | Flattener £m
Disclosure of credit risk exposure [line items]
Total	£ (3.3)	£ 3.1